Income Taxes (Details 6) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Inventory	$ 5,262	$ 5,860
Allowance for doubtful accounts	49	2,342
Unused investment tax credits	1,328	4,665
Unused loss carryforward-regular tax	32,098	29,369
Unused loss carryforward-undistributed earnings tax	11,861	11,223
Other	2,484	1,604
Total gross deferred tax assets	53,082	55,063
Less: valuation allowance	(44,320)	(40,966)	$ (38,347)	$ (44,995)
Net deferred tax assets	8,762	14,097
Deferred tax liabilities:
Unrealized foreign exchange gain	(2,709)	(2,193)
Advanced share-based compensation deductions	(141)	(1,600)
Prepaid pension cost	(413)	(414)
Acquired intangible assets	(1,573)	(1,806)
Other	(10)	(64)
Total gross deferred tax liabilities	(4,846)	(6,077)
Net deferred tax assets	$ 3,916	$ 8,020